Related Parties Transactions - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [Line Items]
Key management personnel compensation	$ 2,370	$ 1,937
General and administrative expenses	27,758	26,166
Associates
Related party transactions [Line Items]
Receivables due from related parties	930
Associates | Gelesis
Related party transactions [Line Items]
Sublease receivable		0
Interest income on sublease receivable	0	16
Related parties
Related party transactions [Line Items]
Key management personnel compensation	909
General and administrative expenses	5	0
Nonexecutive Directors
Related party transactions [Line Items]
Remuneration expense	245	213
Share-based payment expense	147	$ 216
Directors and Senior Managers | Convertible notes
Related party transactions [Line Items]
Payables to related parties	$ 107		$ 104
Directors and Senior Managers | Common
Related party transactions [Line Items]
Number of shares held (in shares)	10,295,371
Percent voting rights of the company	4.30%
Additional number of shares authorized to purchase (in shares)	1,996,875
Senior Managers | Common
Related party transactions [Line Items]
Number of shares issuable based on performance conditions (in shares)	4,287,561		4,287,561	4,287,561
Director | Common
Related party transactions [Line Items]
Number of shares issuable based on performance conditions (in shares)	355,212